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

                               INDIVIDUAL EDGE(R)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT ISSUED BY PHOENIX LIFE INSURANCE COMPANY

          SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003 AND JUNE 2, 2003


THE FOLLOWING IS ADDED AT THE END OF THE DESCRIPTION OF THE LIFEPLAN OPTIONS RIDER IN THE "OPTIONAL INSURANCE BENEFITS" SECTION OF YOUR PROSPECTUS:

For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan.


September 3, 2003                         Keep this supplement with your prospectus for future reference.
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TF835